Schedule of Investments
(unaudited)
March 31, 2024
BlackRock International V.I. Fund
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Brazil — 5.5%
B3 SA - Brasil Bolsa Balcao ....... 597,692 $ 1,430,056
Lojas Renner SA .............. 532,133 1,796,270
XP, Inc. , Class A .............. 48,096 1,234,143
4,460,469
Canada — 10.0%
Canadian National Railway Co. .... 34,719 4,571,871
Canadian Pacific Kansas City Ltd. .. 40,484 3,569,454
8,141,325
China — 4.0%
Tencent Holdings Ltd. ........... 84,300 3,283,480
Denmark — 7.4%
Novo Nordisk A/S , Class B ....... 36,139 4,635,673
Vestas Wind Systems A/S
(a)
....... 49,777 1,388,460
6,024,133
France — 6.0%
Air Liquide SA ................ 6,499 1,352,109
LVMH Moet Hennessy Louis Vuitton SE 2,491 2,241,394
Remy Cointreau SA ............ 12,396 1,251,682
4,845,185
Germany — 12.5%
Beiersdorf AG ................ 33,276 4,844,892
Deutsche Telekom AG (Registered) . 134,032 3,253,561
Infineon Technologies AG ........ 60,314 2,051,010
10,149,463
Italy — 5.4%
Ferrari NV .................. 3,487 1,520,456
Intesa Sanpaolo SpA ........... 778,935 2,827,952
4,348,408
Japan — 11.0%
Lasertec Corp. ............... 6,400 1,767,208
Recruit Holdings Co. Ltd. ........ 89,300 3,956,501
Sony Group Corp. ............. 36,800 3,155,627
8,879,336
Netherlands — 6.3%
ASML Holding NV ............. 3,961 3,840,039
Heineken NV ................ 13,110 1,263,904
5,103,943
South Korea — 5.0%
Samsung Electronics Co. Ltd. ..... 65,851 4,030,546
Spain — 2.5%
Banco Bilbao Vizcaya Argentaria SA . 171,714 2,044,856
United Kingdom — 8.8%
Melrose Industries plc ........... 212,299 1,802,610
RELX plc ................... 36,994 1,602,461
Smith & Nephew plc ............ 101,406 1,269,500
Standard Chartered plc .......... 290,277 2,460,887
7,135,458
United States — 15.3%
Baker Hughes Co. , Class A ....... 41,748 1,398,558
Cadence Design Systems, Inc.
(a)
... 6,735 2,096,471
Freeport-McMoRan, Inc. ......... 33,526 1,576,393
Mastercard, Inc. , Class A ......... 8,100 3,900,717
Security
Shares
Shares Value
United States (continued)
Thermo Fisher Scientific, Inc. ...... 5,854 $ 3,402,403
12,374,542
Total Long-Term Investments — 99.7%
(Cost: $ 67,971,096 ) .............................. 80,821,144
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 5.19%
(b) (c)
.... 1,359,860 1,359,860
Total Short-Term Securities — 1 .7%
(Cost: $ 1,359,860 ) .............................. 1,359,860
Total Investments — 101.4%
(Cost: $ 69,330,956 ) .............................. 82,181,004
Liabilities in Excess of Other Assets — (1.4) % ............ (1,101,024)
Net Assets — 100.0% .............................. $ 81,079,980
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock International V.I. Fund
2
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 1,873,873 $ — $ (514,013)
(a)
$ — $ — $ 1,359,860 1,359,860 $ 18,325 $ —
SL Liquidity Series, LLC, Money
Market Series
(b)
........ 720,104 — (719,986)
(a)
(90) (28) — — 263
(c)
—
$ (90) $ (28) $ 1,359,860 $ 18,588 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
March 31 ,2024
BlackRock International V.I. Fund
3
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil ............................................... $ 4,460,469 $ — $ — $ 4,460,469
Canada ............................................. 8,141,325 — — 8,141,325
China ............................................... — 3,283,480 — 3,283,480
Denmark ............................................. — 6,024,133 — 6,024,133
France .............................................. — 4,845,185 — 4,845,185
Germany ............................................ — 10,149,463 — 10,149,463
Italy ................................................ — 4,348,408 — 4,348,408
Japan ............................................... 5,723,709 3,155,627 — 8,879,336
Netherlands ........................................... — 5,103,943 — 5,103,943
South Korea .......................................... 4,030,546 — — 4,030,546
Spain ............................................... — 2,044,856 — 2,044,856
United Kingdom ........................................ — 7,135,458 — 7,135,458
United States .......................................... 12,374,542 — — 12,374,542
Short-Term Securities
Money Market Funds ...................................... 1,359,860 — — 1,359,860
$ 36,090,451 $ 46,090,553 $ — $ 82,181,004